UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal ETF Trust
898 N. Broadway, Suite 2
Massapequa, New York 11758
 (Name and address of agent for service)

(844) 986-7676
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments.

RPAR Risk Parity ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Unaudited)

	Shares	Value
Common Stocks - 10.0%
Biotechnology - 0.3%
Corteva, Inc.	21,002	$571,254

Building Materials - 0.3%
Geberit AG	1,131	559,687

Chemicals - 1.2%
CF Industries Holdings, Inc.	5,557	204,831
Ecolab, Inc.	2,513	453,471
FMC Corp.	3,612	336,277
The Mosaic Co.	9,806	166,996
Nutrien Ltd.	14,618	590,775
OCI NV (1)	5,278	87,863
PhosAgro PJSC	9,802	107,920
Sociedad Quimica y Minera de Chile SA	6,884	188,484
Yara International ASA	6,409	230,735
		2,367,352
Distribution & Wholesale - 0.1%
Ferguson PLC	1,885	162,280

Electrical Components & Equipment - 0.1%
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H	179,829	178,605

Energy - Alternate Sources - 0.7%
Enphase Energy, Inc. (1)	3,174	155,431
First Solar, Inc. (1)	2,901	132,779
Siemens Gamesa Renewable Energy SA	16,965	270,677
SolarEdge Technologies, Inc. (1)	1,190	148,417
Vestas Wind Systems A/S	4,901	467,829
Xinyi Solar Holdings Ltd.	243,165	192,521
		1,367,654
Food - 0.3%
P/F Bakkafrost	1,131	70,629
Grieg Seafood ASA	6,032	76,230
Leroy Seafood Group ASA (1)	15,080	91,418
Mowi ASA	12,064	252,124
Salmar ASA	2,639	117,186
		607,587
Housewares - 0.2%
The Scotts Miracle-Gro Co.	1,537	162,906
The Toro Co.	2,941	210,076
		372,982
Iron & Steel - 0.7%
Fortescue Metals Group Ltd.	56,927	369,973
Vale SA	105,780	1,038,759
		1,408,732
Machinery - Diversified - 1.2%
AGCO Corp.	2,018	121,948
CNH Industrial NV - Class A	33,604	312,517
Deere & Co.	8,018	1,254,657
IDEX Corp.	674	99,752
Kubota Corp.	29,429	415,523
Xylem, Inc.	1,569	121,346
		2,325,743

Mining - 4.1%
Anglo American PLC	22,997	526,326
Antofagasta PLC	19,981	191,924
BHP Group Ltd.	45,691	1,978,877
Boliden AB	6,032	123,439
China Molybdenum Co. Ltd. - Class H	586,235	218,906
First Quantum Minerals Ltd.	14,089	104,118
Freeport-McMoRan, Inc.	29,457	293,392
Ganfeng Lithium Co. Ltd. - H Shares	198,679	771,205
Jiangxi Copper Co. Ltd. - H Shares	112,723	132,206
MMC Norilsk Nickel PJSC	29,406	883,944
Rio Tinto PLC	32,280	1,514,900
South32 Ltd.	102,167	146,236
Southern Copper Corp.	14,617	491,862
Sumitomo Metal Mining Co. Ltd.	7,600	189,216
Teck Resources Ltd. - Class B (1)	11,692	117,586
Vedanta Ltd.	18,238	119,824
		7,803,961
Oil & Gas - 0.6%
Gazprom PJSC	15,834	95,479
LUKOIL PJSC	3,016	256,722
Novatek PJSC	1,131	162,072
OMV AG (1)	1,508	62,697
Repsol SA	7,540	83,900
Rosneft Oil Co. PJSC	49,764	301,072
Surgutneftegas PJSC	17,342	98,850
Tatneft PJSC	1,508	89,847
Woodside Petroleum Ltd.	4,147	74,652
		1,225,291
Water - 0.2%
American Water Works Co., Inc.	1,525	188,581
Guangdong Investment Ltd.	64,844	121,816
Veolia Environnement SA	5,278	150,333
		460,730
Total Common Stocks
(Cost $21,995,028)		19,411,858

Exchange Traded Funds - 39.5%
Fidelity MSCI Energy Index ETF	828,206	9,996,446
Graniteshares Gold Trust (1)	1,200,771	18,876,120
iShares Core S&P Total U.S. Stock Market ETF	357,163	23,840,630
SPDR Portfolio Developed World ex-US ETF	336,424	9,456,879
SPDR Portfolio Emerging Markets ETF	415,135	14,172,709
Total Exchange Traded Funds
(Cost $75,867,846)		76,342,784

	Principal Amount
United States Treasury Obligations - 52.5%
United States Treasury Bills - 15.8%
1.433%, 6/18/20 (2)(3)	$30,610,000	30,496,360

United States Treasury Inflation Indexed Bonds - 36.7%
2.125%, 2/15/40	4,016,206	5,719,781
2.125%, 2/15/41	7,240,187	10,425,843
0.750%, 2/15/42	6,476,639	7,448,365
0.625%, 2/15/43	6,641,433	7,462,722
1.375%, 2/15/44	6,324,571	8,269,457
0.750%, 2/15/45	6,467,957	7,513,873
1.000%, 2/15/46	5,453,017	6,717,049
0.875%, 2/15/47	5,134,325	6,202,422
1.000%, 2/15/48	4,877,976	6,098,080
1.000%, 2/15/49	4,009,310	5,053,604
		70,911,196
Total United States Treasury Obligations
(Cost $97,191,136)		101,407,556

	Shares
Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund, Class X, 1.492% (4)	101,176	101,176
Total Short-Term Investments
(Cost $101,176)		101,176

Total Investments in Securities - 102.1%
(Cost $195,155,186)		197,263,374
Liabilities in Excess of Other Assets - (2.1)%		(4,134,705)
Total Net Assets - 100.0%		$193,128,669

(1)	Non-income producing security.
(2)	Rate represents the annualized effective yield to maturity from the purchase price.
(3)	Zero coupon security.
(4)	The rate quoted is the annualized seven-day effective yield as of February 29, 2020.

Schedule of Futures Contracts at February 29, 2020 (Unaudited)

The RPAR Risk Parity ETF (the “Fund”) had the following futures contracts outstanding with PhillipCapital.

			Unrealized
	Number of	Notional	Appreciation
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)
10-Year U.S. Treasury Note Futures (06/2020)	257	$26,815,250	$341,827
Ultra Long-Term U.S. Treasury Bond Futures (06/2020)	155	32,162,500	769,461
		$58,977,750	$1,111,288

There is no variation margin due to or from the Fund as of February 29, 2020.

Summary of Fair Value Exposure at February 29, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of February 29, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$19,411,858	$–	$–	$19,411,858
Exchange Traded Funds	76,342,784	-	-	76,342,784
United States Treasury Obligations (2)	-	101,407,556	-	101,407,556
Short-Term Investments	101,176	-	-	101,176
Total Investments in Securities	$95,855,818	$101,407,556	$–	$197,263,374
Other Financial Instruments (3)
Long Treasury Futures	$1,111,288	$–	$–	$1,111,288

(1) See Schedule of Investments for industry breakout.
(2) See Schedule of Investments for security type breakout.
(3) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Tidal ETF Trust

By (Signature and Title)            /s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date        04/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date         04/23/2020

By (Signature and Title)*          /s/ Daniel H. Carlson
Daniel H. Carlson, Treasurer/Principal Financial Officer

Date        04/23/2020

* Print the name and title of each signing officer under his or her signature.